ORIX Corporation Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2017
Changes in Number of Shares Issued

Changes in the number of shares issued in fiscal 2015, 2016 and 2017 are as follows:

	Number of shares
	2015	2016	2017
Beginning balance	1,322,777,628	1,323,644,528	1,324,058,828
Exercise of stock options	866,900	414,300	48,500

Ending balance	1,323,644,528	1,324,058,828	1,324,107,328